Fair value measurements - Geographic Allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Mar. 31, 2015	Mar. 31, 2014
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 7,869	¥ 8,798
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,510	2,779
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,815	1,666
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		3,098	3,968
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 446	¥ 385

[1]	Other than above, there were \756 billion and \635 billion of government, agency and municipal securities reported within Other assets-Non-trading debt securities in the consolidated balance sheets as of March 31, 2014 and 2015, respectively. These securities are primarily Japanese government, agency and municipal securities.